UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
Total revenues	$ 100,600	$ 85,297	$ 77,934	$ 81,208	$ 123,634	$ 112,655	$ 102,822	$ 123,286	$ 345,039	$ 462,397	$ 425,548
Net income (loss)	$ (63,831)	$ 22,942	$ 4,677	$ 7,100	$ 19,145	$ 27,483	$ (43,695)	$ 19,865	$ (29,112)	$ 22,798	$ 60,184
Earnings (loss) per share - Basic (in dollars per shares)	$ (1.98)	$ 0.70	$ 0.14	$ 0.21	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ (0.88)	$ 0.52	$ 1.42
Earnings (loss) per share - Diluted (in dollars per shares)	$ (1.98)	$ 0.70	$ 0.14	$ 0.21	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ (0.88)	$ 0.52	$ 1.42